Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 7,673,532	$ 15,242,560
Operating expenses
Compensation and employee benefits	6,266,317	7,783,331
General and administrative expenses	3,294,275	4,018,094
Professional services	3,328,222	2,518,394
Lease expense	232,773	258,477
Amortization of contract asset	129,072
Credit loss (benefit) expense	(177,917)	(1,393,131)
Impairment of goodwill		6,058,000
Impairment of long-lived intangible assets		3,090,881
Total operating expenses	13,072,742	22,334,046
Operating loss	(5,399,210)	(7,091,486)
Other (income) expenses
Interest expense	(492,643)	(533,390)
Change in fair value of warrant liabilities	1,320,871	2,803,638
Gain on extinguishment of forward purchase derivative	3,336,213
Costs incurred to secure financing	(987,621)
Discount on common stock sold pursuant to the ELOC	(76,553)
Change in the fair value of deferred consideration	79,475	361,449
Total other income	3,179,742	2,631,697
Net loss before provision (benefit) for income taxes	(2,219,468)	(4,459,789)
Provision (benefit) for income taxes	(58,470)	43,859,686
Net loss	(2,160,998)	(48,319,475)
Deemed dividend on Series B Preferred Stock redemption	(241,435)
Net loss attributable to common stockholders	$ (2,402,433)	$ (48,319,475)
Weighted average shares outstanding, basic	2,921,648	2,772,867
Weighted average shares outstanding, diluted	2,921,648	2,772,867
Basic net loss per share	$ (0.82)	$ (17.43)
Diluted net loss per share	$ (0.82)	$ (17.43)